Disaggregation of Revenue	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Disaggregation of Revenue [Abstract]
Disaggregation of Revenue

Note 4 — Disaggregation of Revenue

Disaggregation of Revenue

The Company recognizes revenue when control is transferred of the promised products or services to its customers, in an amount that reflects the consideration the Company expects to be entitled to in exchange for those products or services. The Company derives revenue from hardware and subscription licenses for work performed in conjunction with its systems recognition policy.

Revenues consisted of the following:

	For the Three Months Ended June 30,		For the Six Months Ended June 30,
	2026	2025	2026	2025
Revenue
Hardware	$204	$14,770	$1,217	$15,364
Software subscriptions	1,199	399	2,700	605
Total Revenue	$1,403	$15,169	$3,917	$15,969

The Company’s operations are located primarily in the United States and Ireland and revenues are generated worldwide. Revenues by geographic region are based on the location of the customer and are as follows:

	United States	Ireland	Other Foreign Countries	Total
For the Three Months Ended June 30, 2026:	$851	$20	$532	$1,403
For the Three Months Ended June 30, 2025:	$8,354	$149	$6,666	$15,169
For the Six Months Ended June 30, 2026:	$2,367	$42	$1,508	$3,917
For the Six Months Ended June 30, 2025:	$9,101	$149	$6,719	$15,969

As a practical expedient, the Company has elected not to disclose the aggregate amount of the transaction price allocated to unsatisfied performance obligations, as our contracts have an original expected duration of less than one year.

Deferred revenue as of June 30, 2026 and December 31, 2025, was $728 and $3,223, respectively. The deferred revenue as of June 30, 2026 is expected to be recognized as revenue within the next twelve months.

The following summarizes deferred revenue activities for the periods presented:

	For the Six Months Ended June 30, 2026	For the Year Ended December 31, 2025
Beginning of the period	$3,223	$—
Additions	67	5,265
Revenue recognized	(2,533)	(2,064)
Foreign translation difference, net	(29)	22
End of the period	$728	$3,223

Note 3 — Disaggregation of Revenue

Disaggregation of Revenue

The Company recognizes revenue when control is transferred of the promised products or services to its customers, in an amount that reflects the consideration the Company expects to be entitled to in exchange for those products or services. The Company derives revenue from hardware and subscription licenses for work performed in conjunction with its systems recognition policy.

Revenues consisted of the following:

	For the Years Ended December 31,
	2025	2024
Revenue
Hardware	$55,332	$4,278
Software subscriptions	3,173	10,600
Total Revenue	$58,505	$14,878

The Company’s operations are located primarily in the United States and Ireland and revenues are generated worldwide. Revenues by geographic region are based on the location of the customer and are as follows:

	United States	Ireland	Other Foreign Countries	Total
For the Year Ended December 31, 2025:	$33,266	$915	$24,324	$58,505
For the Year Ended December 31, 2024:	$9,386	$81	$5,411	$14,878

As a practical expedient, the Company has elected not to disclose the aggregate amount of the transaction price allocated to unsatisfied performance obligations, as our contracts have an original expected duration of less than one year.

Deferred revenue as of December 31, 2025 and 2024 was $3,223 and $0, respectively. The deferred revenue as of December 31, 2025 is expected to be recognized as revenue in the year ended December 31, 2026.